Note 14 - Share Capital (Details Textual) - CAD ($)		12 Months Ended
	Aug. 05, 2022	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Number of shares issued for offering (in shares)	1,700,000
Shares issued from stock option exercises (in shares)		38,153	40,000
Shares purchased and cancelled during period (in shares)			1,321,358
Reduction of issued capital			$ 13,300,000
Increase (decrease) through exercise of options, equity		$ 607,000	280,000
Dividends paid, classified as financing activities		$ 3,588,000	$ 3,600,000
Dividends paid, ordinary shares per share (in CAD per share)		$ 0.1	$ 0.1
Retained earnings [member]
Statement Line Items [Line Items]
Reduction of issued capital			$ 1,900,000
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in CAD per share)		$ 0
Dividends paid, classified as financing activities		$ 2,600,000	$ 2,600,000
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Shares issued from stock option exercises (in shares)		38,153	40,000
Value From The Exercise Of Options		$ 607,000
Shares purchased and cancelled during period (in shares)		(0)	1,321,358
Reduction of issued capital		$ (0)	$ 11,438,000
Increase (decrease) through exercise of options, equity		$ 786,000	280,000
Series 1 preferred shares [member]
Statement Line Items [Line Items]
Par value per share (in CAD per share)		$ 10
Dividends paid, classified as financing activities		$ 988,000	988,000
Shares redeemed during period (in shares)		1,461,460
Preference shares, conversion price (in CAD per share)		$ 10
Payments for redemptions of preferred shares		$ 14,600,000
Share issue related cost		965,000
Dividends paid, other shares		0.68	0.68
Series 1 preferred shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Reduction of issued capital		$ 13,647,000	$ (0)
Shares redeemed during period (in shares)		1,461,460	(0)